CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Jul. 01, 2014
Cash acquired	$ 10,165	$ 1,270	$ 2,749
Shanghai Huajian Management
Equity Interest (as a percentage)				33.00%